CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements Of Parent Company
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

NOTE 20 - CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Financial information pertaining only to First Clover Leaf Financial Corp. is as follows:

BALANCE SHEETS

December 31, 2011 and 2010

	2011	2010
Assets
Cash and cash equivalents	$4,497,942	$7,309,622
Loans, net	262,109	272,990
ESOP note receivable	—	653,999
Investment in common stock of subsidiary	76,169,460	72,624,930
Other assets	860,891	545,144

Total assets	$81,790,402	$81,406,685

Liabilities and Stockholders' Equity
Subordinated debentures	$4,000,000	$3,974,272
Accrued interest payable	7,802	7,362
Other liabilities	68,475	91,612
Total liabilities	4,076,277	4,073,246

Stockholders' Equity
Common stock	772,776	788,770
Additional paid-in-capital	61,230,512	62,116,845
Retained earnings	14,418,656	14,384,059
Accumulated other comprehensive income	1,292,181	614,774
Unearned ESOP shares	—	(571,009)
	77,714,125	77,333,439

Total liabilities and stockholders' equity	$81,790,402	$81,406,685

CONDENSED STATEMENTS OF OPERATIONS

Years ended December 31, 2011 and 2010

	2011	2010
Interest income	$38,108	$36,551
Interest expense	(116,115)	(185,075)
Other income	4	6,260
Other expenses	(393,932)	(314,324)

Loss before income tax benefit and equity in
undistributed net income of subsidiary	(471,935)	(456,588)

Income tax benefit	179,600	173,650

Loss before equity in undistributed net income of subsidiary	(292,335)	(282,938)

Equity in undistributed net income of subsidiary	2,187,363	4,088,810

Net income	$1,895,028	$3,805,872

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2011 and 2010

	2011	2010
Cash Flows from Operating Activities
Net income	$1,895,028	$3,805,872
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
Equity in undistributed net income of subsidiary	(2,187,363)	(4,088,810)
Amortization of premiums and discounts on securities	—	(526)
Premiums and discounts on subordinated debentures	25,728	44,064
(Increase) decrease in other assets	(315,747)	376,448
Increase (decrease) in accrued interest payable	440	(31,848)
(Decrease) increase in other liabilities	(23,137)	20,285
Net cash provided by (used in) operating activities	(605,051)	125,485

Cash Flows from Investing Activities
Purchases of available for sale securities	(5,499,999)	(7,000,000)
Proceeds from calls and maturities of available for sale securities	5,499,999	7,400,000
Loan (purchases) payments	10,881	(272,990)
Net cash provided by investing activities	10,881	127,010

Cash Flows from Financing Activities
Repayment of ESOP loan	41,237	39,939
Repurchase of common stock	(398,316)	(468,934)
Dividends	(1,860,431)	(1,872,882)
Net cash used in financing activities	(2,217,510)	(2,301,877)

Net decrease in cash and cash equivalents	(2,811,680)	(2,049,382)

Cash and cash equivalents:
Beginning of year	7,309,622	9,359,004

End of year	$4,497,942	$7,309,622